John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 6/30/19

Fund’s investments

As of 6-30-19 (unaudited)

	Shares	Value
Common stocks 97.7%		$12,566,686,145
(Cost $9,722,701,198)
Communication services 3.2%		409,337,936

Entertainment 1.2%
Activision Blizzard, Inc.	1,467,484	69,265,245
NetEase, Inc., ADR	203,413	52,026,943
Take-Two Interactive Software, Inc. (A)	304,840	34,608,485
Media 2.0%
Altice USA, Inc., Class A (A)	2,398,629	58,406,616
Fox Corp., Class A	2,847,511	104,332,803
Liberty Global PLC, Series C (A)	1,924,494	51,056,826
Omnicom Group, Inc.	483,722	39,641,018
Consumer discretionary 5.8%		753,435,333

Auto components 0.9%
Gentex Corp.	2,213,313	54,469,633
Lear Corp.	409,827	57,076,606
Hotels, restaurants and leisure 1.3%
Wyndham Destinations, Inc.	1,386,553	60,869,677
Wyndham Hotels & Resorts, Inc.	1,892,203	105,471,395
Internet and direct marketing retail 2.2%
eBay, Inc.	3,745,061	147,929,910
Expedia Group, Inc.	1,022,471	136,019,317
Leisure products 0.2%
Hasbro, Inc.	324,109	34,251,839
Multiline retail 0.3%
Dollar Tree, Inc. (A)	377,220	40,509,656
Specialty retail 0.9%
AutoZone, Inc. (A)	42,475	46,699,988
Ross Stores, Inc.	707,600	70,137,312
Consumer staples 1.6%		205,975,123

Beverages 0.5%
Coca-Cola European Partners PLC (New York Stock Exchange)	1,127,601	63,709,457
Food products 1.1%
Nomad Foods, Ltd. (A)	4,065,422	86,837,414
Tyson Foods, Inc., Class A	686,503	55,428,252
Energy 4.4%		567,122,573

Energy equipment and services 0.4%
Apergy Corp. (A)	1,400,542	46,974,179
Oil, gas and consumable fuels 4.0%
Cimarex Energy Company	1,519,561	90,155,554
Diamondback Energy, Inc.	770,019	83,908,970
Marathon Oil Corp.	3,834,263	54,484,877
Marathon Petroleum Corp.	1,237,686	69,161,894
Noble Energy, Inc.	3,380,373	75,720,355
Pioneer Natural Resources Company	365,374	56,216,444
Valero Energy Corp.	1,057,123	90,500,300
Financials 24.6%		3,163,842,309

Banks 6.9%
East West Bancorp, Inc.	2,926,938	136,892,890

2 JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp	5,303,374	$147,964,135
Huntington Bancshares, Inc.	12,567,804	173,687,051
KeyCorp	7,949,249	141,099,170
Regions Financial Corp.	7,480,385	111,756,952
SunTrust Banks, Inc.	2,727,254	171,407,914
Capital markets 3.7%
E*TRADE Financial Corp.	2,721,251	121,367,795
Moody’s Corp.	397,949	77,723,419
Raymond James Financial, Inc.	647,482	54,744,603
State Street Corp.	668,621	37,482,893
TD Ameritrade Holding Corp.	3,704,128	184,910,070
Consumer finance 3.0%
Discover Financial Services	3,110,697	241,358,980
Navient Corp.	3,423,762	46,734,351
SLM Corp.	5,526,540	53,717,969
Synchrony Financial	1,494,347	51,809,010
Insurance 11.0%
Aflac, Inc.	693,171	37,992,703
Alleghany Corp. (A)	366,715	249,773,255
Aon PLC	1,031,381	199,035,905
Everest Re Group, Ltd.	523,579	129,418,257
Loews Corp.	1,470,223	80,377,091
Marsh & McLennan Companies, Inc.	859,331	85,718,267
Reinsurance Group of America, Inc.	1,251,092	195,207,885
The Allstate Corp.	1,421,710	144,573,690
The Travelers Companies, Inc.	638,661	95,492,593
Torchmark Corp.	643,393	57,557,938
W.R. Berkley Corp.	2,063,363	136,037,523
Health care 9.7%		1,252,740,908

Health care equipment and supplies 1.3%
Boston Scientific Corp. (A)	1,551,005	66,662,195
Zimmer Biomet Holdings, Inc.	857,581	100,971,587
Health care providers and services 5.3%
AmerisourceBergen Corp.	1,053,739	89,841,787
Centene Corp. (A)	1,636,852	85,836,519
DaVita, Inc. (A)	812,633	45,718,733
Humana, Inc.	340,712	90,390,894
Laboratory Corp. of America Holdings (A)	744,109	128,656,446
McKesson Corp.	817,358	109,844,742
Molina Healthcare, Inc. (A)	285,511	40,868,045
Universal Health Services, Inc., Class B	672,903	87,739,822
Health care technology 0.3%
Change Healthcare, Inc. (A)	2,658,792	38,818,363
Life sciences tools and services 2.3%
Avantor, Inc. (A)	2,566,051	48,985,914
ICON PLC (A)	714,362	109,990,317
IQVIA Holdings, Inc. (A)	878,537	141,356,603
Pharmaceuticals 0.5%
Jazz Pharmaceuticals PLC (A)	470,391	67,058,941

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND 3

	Shares	Value
Industrials 17.7%		$2,274,769,420

Aerospace and defense 3.2%
Curtiss-Wright Corp.	516,770	65,696,970
Huntington Ingalls Industries, Inc.	349,344	78,511,571
L3Harris Technologies, Inc.	847,957	160,374,107
Spirit AeroSystems Holdings, Inc., Class A	783,254	63,733,378
Textron, Inc.	745,266	39,528,909
Air freight and logistics 0.3%
C.H. Robinson Worldwide, Inc.	470,988	39,727,838
Airlines 1.5%
Delta Air Lines, Inc.	1,180,531	66,995,134
Southwest Airlines Company	2,582,624	131,145,647
Building products 0.9%
Masco Corp.	1,498,356	58,795,489
Owens Corning	883,751	51,434,308
Commercial services and supplies 0.8%
IAA, Inc. (A)	1,569,430	60,862,495
KAR Auction Services, Inc.	1,569,430	39,235,750
Electrical equipment 3.0%
AMETEK, Inc.	2,243,815	203,828,155
Eaton Corp. PLC	1,317,042	109,683,258
EnerSys	472,148	32,342,138
Hubbell, Inc.	323,671	42,206,698
Machinery 4.6%
Dover Corp.	1,828,537	183,219,407
ITT, Inc.	1,361,927	89,178,980
PACCAR, Inc.	740,303	53,050,113
Parker-Hannifin Corp.	773,798	131,553,398
The Timken Company	1,072,107	55,041,973
WABCO Holdings, Inc. (A)	604,790	80,195,154
Professional services 1.2%
ManpowerGroup, Inc.	763,399	73,744,343
Robert Half International, Inc.	1,491,985	85,058,065
Road and rail 0.9%
Kansas City Southern	930,737	113,382,381
Trading companies and distributors 1.3%
Air Lease Corp.	943,315	38,996,642
HD Supply Holdings, Inc. (A)	2,279,183	91,805,491
WESCO International, Inc. (A)	699,736	35,441,628
Information technology 11.3%		1,451,716,193

Electronic equipment, instruments and components 2.6%
Arrow Electronics, Inc. (A)	904,592	64,470,272
Flex, Ltd. (A)	4,100,545	39,242,216
TE Connectivity, Ltd.	2,341,408	224,260,058
IT services 4.5%
Alliance Data Systems Corp.	275,118	38,552,285
Amdocs, Ltd.	828,183	51,421,882
Fidelity National Information Services, Inc.	1,527,912	187,444,244
First Data Corp., Class A (A)	1,197,798	32,424,392
Global Payments, Inc.	496,630	79,525,362
Leidos Holdings, Inc.	1,477,584	117,985,082
Science Applications International Corp.	877,624	75,967,133

4 JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.2%
KLA-Tencor Corp.	711,652	$84,117,266
Marvell Technology Group, Ltd.	2,121,477	50,639,656
NXP Semiconductors NV	711,670	69,466,109
Qorvo, Inc. (A)	1,115,766	74,321,173
Software 0.5%
CDK Global, Inc.	1,338,772	66,188,888
Technology hardware, storage and peripherals 1.5%
Hewlett Packard Enterprise Company	3,389,631	50,674,983
NetApp, Inc.	609,047	37,578,200
Western Digital Corp.	574,153	27,300,975
Xerox Corp.	2,263,090	80,136,017
Materials 4.3%		549,143,286

Chemicals 2.6%
Corteva, Inc. (A)	1,404,024	41,516,990
FMC Corp.	1,505,626	124,891,677
Nutrien, Ltd.	1,948,825	104,184,185
The Mosaic Company	2,417,994	60,522,390
Containers and packaging 1.7%
Avery Dennison Corp.	982,022	113,600,305
Crown Holdings, Inc. (A)	688,238	42,051,342
Graphic Packaging Holding Company	4,461,831	62,376,397
Real estate 8.4%		1,076,916,385

Equity real estate investment trusts 8.4%
American Homes 4 Rent, Class A	2,153,672	52,355,766
Boston Properties, Inc.	1,467,961	189,366,969
Douglas Emmett, Inc.	2,415,351	96,227,584
Duke Realty Corp.	3,443,964	108,863,702
Equity Residential	1,940,431	147,317,522
Kilroy Realty Corp.	821,998	60,671,672
Prologis, Inc.	1,499,399	120,101,860
Regency Centers Corp.	1,772,267	118,281,100
Retail Properties of America, Inc., Class A	3,938,640	46,318,406
SL Green Realty Corp.	1,709,740	137,411,804
Utilities 6.7%		861,686,679

Electric utilities 4.9%
Alliant Energy Corp.	756,364	37,122,345
American Electric Power Company, Inc.	687,452	60,502,651
Edison International	878,505	59,220,022
Entergy Corp.	1,329,560	136,851,611
Evergy, Inc.	1,204,304	72,438,886
Pinnacle West Capital Corp.	1,173,115	110,378,390
Xcel Energy, Inc.	2,627,613	156,316,697
Independent power and renewable electricity producers 0.6%
Vistra Energy Corp.	3,217,808	72,851,173
Multi-utilities 1.2%
DTE Energy Company	1,219,932	156,004,904

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND 5

	Yield (%)		Shares	Value
Short-term investments 1.9%				$243,616,322
(Cost $243,616,322)
Money market funds 1.9%				243,616,322

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3057	(B)	243,616,322	243,616,322
Total investments (Cost $9,966,317,520) 99.6%				$12,810,302,467
Other assets and liabilities, net 0.4%				49,603,818
Total net assets 100.0%				$12,859,906,285

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.

6 JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the Net Asset Value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

				Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	613,969	11,589,370	(12,203,339)	—	—	—	$4,146	($61)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

363Q1 06/19
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.	8/19